UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  028-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

 /s/         Michael Klarman     New York, NY     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $1,628,209 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBVIE INC                     COM              00287Y109    57763  1416452 SH       SOLE                  1416452        0        0
ACE LTD                        SHS              H0023R105    54791   615837 SH       SOLE                   615837        0        0
BOYD GAMING CORP               COM              103304101     7062   853878 SH       SOLE                   853878        0        0
CENTERPOINT ENERGY INC         COM              15189T107    53368  2227374 SH       SOLE                  2227374        0        0
CHENIERE ENERGY INC            COM NEW          16411R208    32103  1146533 SH       SOLE                  1146533        0        0
E M C CORP MASS                COM              268648102    61451  2572254 SH       SOLE                  2572254        0        0
ETFS PALLADIUM TR              SH BEN INT       26923A106     6085    80346 SH       SOLE                    80346        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101    10279    66650 SH       SOLE                    66650        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671d857     8647   261230 SH       SOLE                   261230        0        0
HALLIBURTON CO                 COM              406216101    59501  1472432 SH       SOLE                  1472432        0        0
HOLOGIC INC                    COM              436440101    34195  1513068 SH       SOLE                  1513068        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204     4285  1210524 SH       SOLE                  1210524        0        0
INGERSOLL-RAND PLC             SHS              G47791101    71725  1303845 SH       SOLE                  1303845        0        0
INGERSOLL-RAND PLC             SHS              G47791101    27505   500000 SH  CALL SOLE                   500000        0        0
INTERMUNE INC                  COM              45884X103    12843  1419151 SH       SOLE                  1419151        0        0
KODIAK OIL & GAS CORP          COM              50015Q100    18130  1994447 SH       SOLE                  1994447        0        0
LAS VEGAS SANDS CORP           COM              517834107    52192   926206 SH       SOLE                   926206        0        0
LIBERTY VENTURES SERIES A      LBT VENT COM A   53071M880    58278   771076 SH       SOLE                   771076        0        0
LIBERTY MEDIA CORP DELAWARE    CL A             531229102    61334   549440 SH       SOLE                   549440        0        0
MARATHON PETE CORP             COM              56585A102    50797   566928 SH       SOLE                   566928        0        0
MARTIN MARIETTA MATLS INC      COM              573284106    60963   597562 SH       SOLE                   597562        0        0
MORGAN STANLEY                 COM NEW          617446448    17436   793269 SH       SOLE                   793269        0        0
NEWS CORP                      CL A             65248E104   107915  3537039 SH       SOLE                  3537039        0        0
NEWS CORP                      CL A             65248E104   110367  3617400 SH  CALL SOLE                  3617400        0        0
OIL STS INTL INC               COM              678026105    95339  1168796 SH       SOLE                  1168796        0        0
PRICELINE COM INC              COM NEW          741503403    75167   109229 SH       SOLE                   109229        0        0
SHIRE PLC                      SPONSORED ADR    82481R106     4783    52358 SH       SOLE                    52358        0        0
SPDR SERIES TRUST              S&P METALS MNG   78464A755    12117   300000 SH       SOLE                   300000        0        0
STARBUCKS CORP                 COM              855244109    54103   950000 SH  CALL SOLE                   950000        0        0
TEEKAY CORPORATION             COM              Y8564W103    65325  1816600 SH       SOLE                  1816600        0        0
UNITEDHEALTH GROUP INC         COM              91324p102    32515   568344 SH       SOLE                   568344        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100    46415   726712 SH       SOLE                   726712        0        0
VIACOM INC NEW                 CL B             92553p201    76834  1249746 SH       SOLE                  1249746        0        0
WABCO HLDGS INC                COM              92927K102    39993   566560 SH       SOLE                   566560        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108    86603  1343103 SH       SOLE                  1343103        0        0